Note 1 - Organization and Summary of Significant Accounting Policies: Allowance For Doubtful Accounts (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Allowance For Doubtful Accounts

Allowance for Doubtful Accounts

The Company recognizes an allowance for doubtful accounts to ensure accounts receivable are not overstated due to un-collectability.  Bad debt reserves are maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience.  An additional reserve for individual accounts is recorded when the Company becomes aware of a customer’s inability to meet its financial obligation, such as in the case of bankruptcy filings or deterioration in the customer’s operating results or financial position.  If circumstances related to customers change, estimates of the recoverability of receivables would be further adjusted.  As of March 13, 2012, the company has no revenues and no accounts receivable, and has determined an allowance for doubtful accounts is not necessary.